Loans Receivable from Independent Contractors (Schedule Of Independent Contractors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans Receivable from Independent Contractors [Abstract]
Revenues	$ 43,770	$ 40,097	$ 37,966
Pretax profits	$ 26,586	$ 24,477	$ 22,176